Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,940,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,765.51
Total Offset Amount	0.00
Net Fee	$ 68,765.51